Stockholders' Equity and Stock-based Compensation (Details) - Schedule of stock-based compensation expense related to options - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock-based compensation expense related to options [Abstract]
Research and development expenses	$ 104	$ 763	$ 417	$ 2,499	$ 0.35	$ 4.53
Selling, general and administrative expenses		102		335
Share-Based compensation expense	$ 104	$ 865	$ 417	$ 2,834